Headline earnings (Details) - USD ($) $ / shares in Units, $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Disclosure of earnings per share [Abstract]
Profit (loss) attributable to equity shareholders	$ 421	$ 114	$ (12)
Net impairment (impairment reversal) on held for sale assets	(17)	0	549
Net impairment (impairment reversal) on investments	0	(2)	0
Derecognition of assets	0	9	10
Net loss (profit) on disposal of assets	0	1	(3)
Taxation	0	(2)	(165)
Headline earnings (loss)	$ 404	$ 120	$ 379
Headline earnings (loss) per ordinary share (USD cents per share)	$ 97	$ 29	$ 91
Diluted headline earnings (loss) per ordinary share (USD cents per share)	$ 97	$ 29	$ 91